Unaudited Condensed Consolidated Statements of Operations - 10Q - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022
Total revenue	$ 24,623	$ 23,944	$ 50,364	$ 48,925
Cost of food and beverage	4,278	4,198	8,715	8,627
Store labor and benefits	9,337	9,052	18,634	18,066
Store occupancy costs, excluding depreciation	4,583	4,217	5,590	8,246
Other store operating expenses, excluding depreciation	5,134	3,864	9,556	8,178
General and administrative expenses	3,774	3,312	7,302	7,311
Depreciation expense	1,697	1,861	3,341	3,714
Pre-opening expenses	3,026	459	5,304	985
Operating loss	(7,206)	(3,019)	(8,078)	(6,202)
Interest expense	(1,908)	(265)	(3,601)	(457)
Gain on change in fair value of warrant liability	1,759	0	1,350	0
Gain (loss) on debt extinguishment (Note 4)	0	(10)	0	8,448
Income (loss) before income taxes	(7,355)	(3,294)	(10,329)	1,789
Income tax expense	(72)	96	0	144
Net (loss) income	(7,283)	(3,390)	(10,329)	1,645
Less: Cumulative unpaid dividends and change h redemption amount of preferred stock	(394)	0	(1,951)	0
Net loss on which diluted earnings per share is calculated	(7,677)	(3,390)	(12,280)	1,645
Net loss on which basic earnings per share is calculated	$ (7,677)	$ (3,390)	$ (12,280)	$ 1,645
Earnings (loss) per share, basic (in dollars per share)	$ (1.17)	$ (0.55)	$ (1.87)	$ 0.27
Earnings (loss) per share, diluted (in dollars per share)	$ (1.17)	$ (0.55)	$ (1.87)	$ 0.10
Weighted average common shares outstanding, basic (in shares)	6,535,000	6,168,000	6,550,000	6,168,000
Weighted average common shares outstanding, diluted (in shares)	6,535,000	6,168,000	6,550,000	16,992,000
Food and beverage revenues
Total revenue	$ 19,435	$ 18,998	$ 39,952	$ 39,398
Recreation revenues
Total revenue	$ 5,188	$ 4,946	$ 10,412	$ 9,527